Consolidated Statements Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Comprehensive Income
Net loss	$ 8,949	$ 6,244	$ 2,007
Amounts that will not be reclassified subsequently to profit or loss:
Adjustments arising from translating financial statements from functional currency to presentation currency	285	(461)	(190)
Total components that will not be reclassified subsequently to profit or loss	285	(461)	(190)
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Amounts transferred to the statement of profit or loss for sale of foreign operation			6
Total components that will be or that have been reclassified to profit or loss			6
Total other comprehensive income (loss)	285	(461)	(184)
Total comprehensive loss	9,234	5,783	1,823
Attributable to:
Equity holders of the Company	8,808	5,783	1,979
Non-controlling interests	426		(156)
Comprehensive income	$ 9,234	$ 5,783	$ 1,823